Financial instruments - Fair value of financial instruments (Details) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
Short-term investments
Financial instruments
Financial assets at fair value	R$ 1,036.1	R$ 331.2
Restricted investments
Financial instruments
Financial assets at fair value	8.8	162.0
Long-term investments
Financial instruments
Financial assets at fair value	836.0	753.2
Forward foreign currency contract
Financial instruments
Financial assets at fair value	219.9
Foreign currency options
Financial instruments
Financial assets at fair value	187.5
Financial liabilities at fair value	(27.0)
Heating oil forward contracts
Financial instruments
Financial assets at fair value	4.5
Derivatives not designated as hedge | Interest rate swap contract
Financial instruments
Financial assets at fair value		17.2
Fair value hedge | Interest rate swap contract
Financial instruments
Financial assets at fair value	4.7	4.5
Level 1 | Short-term investments
Financial instruments
Financial assets at fair value		331.2
Level 1 | Restricted investments
Financial instruments
Financial assets at fair value		162.0
Level 1 | Long-term investments
Financial instruments
Financial assets at fair value		1.1
Level 2 | Short-term investments
Financial instruments
Financial assets at fair value	1,036.1
Level 2 | Restricted investments
Financial instruments
Financial assets at fair value	8.8
Level 2 | Forward foreign currency contract
Financial instruments
Financial assets at fair value	219.9
Level 2 | Foreign currency options
Financial instruments
Financial assets at fair value	187.5
Financial liabilities at fair value	(27.0)
Level 2 | Heating oil forward contracts
Financial instruments
Financial assets at fair value	4.5
Level 2 | Derivatives not designated as hedge | Interest rate swap contract
Financial instruments
Financial assets at fair value		17.2
Level 2 | Fair value hedge | Interest rate swap contract
Financial instruments
Financial assets at fair value	4.7	4.5
Level 3 | Long-term investments
Financial instruments
Financial assets at fair value	836.0	752.1
Financial liabilities at fair value through profit and loss.
Financial instruments
Financial liabilities at fair value		(44.7)
Financial liabilities at fair value through profit and loss. | Level 2
Financial instruments
Financial liabilities at fair value		(44.7)
Interest rate swap contract | Derivatives not designated as hedge
Financial instruments
Financial assets at fair value	4.2
Financial liabilities at fair value	(385.2)	(5.8)
Interest rate swap contract | Cash flow hedge
Financial instruments
Financial liabilities at fair value	(14.7)	(21.7)
Interest rate swap contract | Fair value hedge
Financial instruments
Financial liabilities at fair value		(17.7)
Interest rate swap contract | Level 2 | Derivatives not designated as hedge
Financial instruments
Financial assets at fair value	4.2
Financial liabilities at fair value	(385.2)	(5.8)
Interest rate swap contract | Level 2 | Cash flow hedge
Financial instruments
Financial liabilities at fair value	R$ (14.7)	(21.7)
Interest rate swap contract | Level 2 | Fair value hedge
Financial instruments
Financial liabilities at fair value		(17.7)
Purchase of TAP Convertible Bonds option issued
Financial instruments
Financial liabilities at fair value		(154.4)
Purchase of TAP Convertible Bonds option issued | Level 3
Financial instruments
Financial liabilities at fair value		(154.4)
Heating oil forward contracts
Financial instruments
Financial liabilities at fair value		(31.7)
Heating oil forward contracts | Level 2
Financial instruments
Financial liabilities at fair value		R$ (31.7)